Other Income/(Expense)	6 Months Ended
Jun. 30, 2021
Other Income And Expenses [Abstract]
Other Income/(Expense)
5.	Other income/(expense)

	Six Months ended June 30,
(In thousands)	2020	2021
Foreign exchange gains/(losses), net	50	(419)
Government grants (note)	1,557	488
(Losses)/gains on disposal of property and equipment, net	(8)	48
Fair value losses on other investments	(996)	(3,551)
Others	50	56
Total	653	(3,378)

Note:

Government grants mainly represent amounts received from central and local governments in connection with the Group’s investments in local business districts and contributions to technology development.